Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Start-up costs	$ 53,469	$ 1,166,654	$ 53,469
Total deferred tax assets	53,469	1,166,654	53,469
Valuation allowance	(53,469)	(1,166,654)	(53,469)
Deferred tax assets, net of allowance
Current income tax
Federal		800,905
State
Deferred income tax
Federal	(53,469)	(227,143)
Valuation allowance	53,469	227,143
Southland Holdings [Member]
Total deferred tax assets	36,123,000	30,102,000	36,123,000
Valuation allowance	(23,111,000)	(21,703,000)	(23,111,000)
Deferred tax assets, net of allowance	$ 5,962,000	3,392,000	5,962,000
Current income tax
Federal		9,079,000	7,481,000	$ 6,725,000
State		4,493,000	1,125,000	2,907,000
Foreign		1,821,000	2,092,000	(433,000)
Deferred income tax
Federal		(499,000)	18,330,000	(12,499,000)
State		(1,059,000)	2,421,000	(2,434,000)
Foreign		(914,000)	(1,798,000)	2,077,000
Valuation allowance		369,000	(18,706,000)	13,063,000
Total tax expense		$ 13,290,000	$ 10,945,000	$ 9,406,000